Borrowings (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Debt Instrument [Line Items]
Interest expenses		$ 499	$ 485	$ 527
Debt, weighted average interest rate		7.34%	7.96%
Bank loan		$ 8,131	$ 5,739
Beijing Zhongguancun Bank Co Ltd [Member]
Debt Instrument [Line Items]
Bank loan		5,740	5,520
Loan payable to bank		3,135	3,015
Beijing Zhongguancun Bank Co Ltd [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Repayment of debt	$ 3,000
Changsha Rural Commercial Bank Co Ltd [Member]
Debt Instrument [Line Items]
Bank loan		148	179
China CITIC Bank Co Ltd [Member]
Debt Instrument [Line Items]
Bank loan		784
Beijing Capital Co Ltd [Member]
Debt Instrument [Line Items]
Bank loan		570
Beijing Guohua Culture And Technology Financing Guarantee Co Ltd [Member]
Debt Instrument [Line Items]
Bank loan		$ 712
Beijing Qichuang Zhongteng Investment Management Center Limited Partnership [Member]
Debt Instrument [Line Items]
Ownership percentage		8.00%
Beijing Capital Co Ltd [Member]
Debt Instrument [Line Items]
Ownership percentage		80.00%
Minimum [Member]
Debt Instrument [Line Items]
Debt interest rate		2.75%
Maximum [Member]
Debt Instrument [Line Items]
Debt interest rate		8.135%